ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization And Summary Of Significant Accounting Policies Tables
Inventory	Inventory is comprised of the following:
	March 31, 2015 (unaudited)	December 31, 2014
Purchased materials	$973,822	$796,609
Finished goods	455,264	566,834
Total	$1,429,086	$1,363,443
Inventory is comprised of the following:
	December 31, 2014	December 31, 2013
Purchased materials	$796,609	$659,835
Finished goods	566,834	396,921
	$1,363,443	$1,056,756